Equity (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Schedule of Composition of Share Capital
Composition of share capital

	December 31, 2017		December 31, 2016		December 31, 2015
		Issued and		Issued and		Issued and
	Authorized	Outstanding(1)	Authorized	Outstanding(1)	Authorized	Outstanding
Number of shares
Ordinary shares of NIS 10.00 par value each	17,000,000	10,675,508(1)	17,000,000	10,677,370(1)	17,000,000	10,678,888(1)

(1) Net of treasury shares as follows: 258,046 Ordinary shares as of December 31, 2017, 256,184 Ordinary shares as of December 31, 2016 and 254,666 Ordinary shares as of December 31, 2015, all of which have been purchased according to share buyback programs that were authorized the Company's Board of Directors.